Guarantor And Non-Guarantor Financial Information - Additional Information (Detail)	Mar. 30, 2013	Sep. 29, 2012
Condensed Consolidating Financial Information [Abstract]
Percentage ownership in guarantor subsidiaries	100.00%	100.00%